Cover	Dec. 17, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43016
Entity Registrant Name	American Drive Acquisition Company
Entity Central Index Key	0002083002
Entity Tax Identification Number	98-1873976
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1050 Connecticut Ave NW
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	248
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ADACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ADAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ADACW
Security Exchange Name	NASDAQ